Equity - Schedule of allotted and fully paid share capital (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Number of shares (in shares)	2,432	2,432	2,460
Nominal value	$ 887	$ 887	$ 898
Shares cancelled		$ (997)	(1,543)
Share capital
Disclosure of reserves within equity [line items]
Shares cancelled (number)	0	(28)
Shares cancelled	$ 0	$ (11)	$ (13)